Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Lease Commitments Under Non-Cancelable Operating Leases

(Dollars in thousands)

2018	$2,180
2019	1,873
2020	773
2021	399
2022	314
After 2022	649